Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities
Net loss	$ (9,711)	$ (10,475)
Adjustments for:
Stock-based compensation	1,128	2,526
Stock option expense	291	0
Depreciation equipment	6	7
Issued stock for service fee	0	1,330
Amortization and others	200	470
Changes in non-cash operating balances:
Accounts receivable and other receivables	1	(7)
Prepaid expenses	(167)	(18)
Inventories	(11)	13
Security deposit	0	13
Accounts payable and accrued liabilities	(90)	524
Net cash flows used in operating activities	(8,353)	(5,617)
Cash flows from (used in) financing activities
Proceeds from issuance of share capital	8,687	5,000
Repayment of operating lease and financing obligation	(207)	(188)
Net cash flows provided by financing activities	8,480	4,812
Cash flows used in investing activities
Purchase of property and equipment	(1)	0
Net cash flows used in investing activities	(1)	0
Net increase (decrease) in cash	126	(805)
Cash, beginning of the period	5,239	7,946
Cash, end of the period	5,365	7,141
Supplemental Disclosure
Income taxes paid	0	0
Interest paid	0	0
Non-cash investing and financing activities
Increase in right-of-use asset and related liability	$ 144	$ 393